Consolidated Statement of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Profit or loss [abstract]
Net loss for the year	$ (1,485)	$ (1,479)
Items that will not be reclassified to Profit and Loss
Gain on revaluation of property (net of deferred tax)		1,921
Items that may be reclassified to Profit and Loss
Cumulative translation adjustment	(98)	525
Other comprehensive income (loss) for the year	(98)	2,446
Total comprehensive income (loss) for the year	$ (1,583)	$ 967